UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments

Investments April 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Massachusetts
AMT Tax-Free
Money Market Fund

April 30, 2015

1.800350.111

SMA-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 61.6%
	Principal Amount	Value
California - 0.9%
California Gen. Oblig. Series 2005 B7, 0.12% 5/1/15, LOC JPMorgan Chase Bank, VRDN (a)	$ 6,200,000	$ 6,200,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.22% 5/7/15, VRDN (a)	2,300,000	2,300,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.3% 5/7/15, VRDN (a)	1,100,000	1,100,000
Massachusetts - 59.1%
Massachusetts Clean Wtr. Trust Participating VRDN Series BBT 08 58, 0.11% 5/7/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	12,430,000	12,430,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.1% 5/7/15, LOC Citibank NA, VRDN (a)	17,150,000	17,150,000
Series 2010 A3, 0.07% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,300,000	6,300,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.11% 5/7/15, LOC Freddie Mac, VRDN (a)	3,555,000	3,555,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.11% 5/7/15, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	27,665,000	27,665,000
(Boston Univ. Proj.):
Series U-5B, 0.1% 5/7/15, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	2,800,000	2,800,000
Series U3, 0.09% 5/7/15, LOC Northern Trust Co., VRDN (a)	5,400,000	5,400,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.11% 5/7/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,600,000	3,600,000
(College of the Holy Cross Proj.) Series 2008 A, 0.13% 5/1/15, LOC JPMorgan Chase Bank, VRDN (a)	2,450,000	2,450,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.12% 5/7/15, LOC TD Banknorth, NA, VRDN (a)	4,700,000	4,700,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.13% 5/7/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,430,000	5,430,000
(Olin College Proj.):
Series 2008 C2, 0.2% 5/1/15, LOC RBS Citizens NA, VRDN (a)	3,700,000	3,700,000
Series 2008 C3, 0.2% 5/1/15, LOC RBS Citizens NA, VRDN (a)	1,935,000	1,935,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Partners HealthCare Sys. Proj.):
Series 2011 K2, 0.11% 5/7/15 (Liquidity Facility Barclays Bank PLC), VRDN (a)	$ 4,000,000	$ 4,000,000
Series 2014 M1, 0.11% 5/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,400,000	4,400,000
(Simmons College Proj.) Series G, 0.1% 5/7/15, LOC JPMorgan Chase Bank, VRDN (a)	4,800,000	4,800,000
(Smith College Proj.):
Series 2001, 0.11% 5/7/15, VRDN (a)	1,600,000	1,600,000
Series 2007, 0.11% 5/7/15 (Liquidity Facility TD Banknorth, NA), VRDN (a)	11,760,000	11,760,000
(Williston Northampton School Proj.) Series 2010, 0.11% 5/7/15, LOC TD Banknorth, NA, VRDN (a)	1,500,000	1,500,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.1% 5/7/15, LOC TD Banknorth, NA, VRDN (a)	23,100,000	23,100,000
(YMCA of Greater Worcester Proj.) Series 2006, 0.12% 5/7/15, LOC TD Banknorth, NA, VRDN (a)	1,900,000	1,900,000
Participating VRDN Series MS 3373, 0.12% 5/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	900,000	900,000
Series 2010, 0.11% 5/7/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,000,000	1,000,000
Series 2014 M2, 0.1% 5/7/15, LOC Bank of New York, New York, VRDN (a)	3,300,000	3,300,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.):
Series 2000 A, 0.07% 5/7/15 (Liquidity Facility Citibank NA), VRDN (a)	7,800,000	7,800,000
Series 2000 B, 0.14% 5/1/15 (Liquidity Facility Bank of America NA), VRDN (a)	3,490,000	3,490,000
Participating VRDN:
Series Clipper 07 06, 0.14% 5/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	17,900,000	17,900,000
Series Clipper 07 39, 0.11% 5/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	14,400,000	14,400,000
Series Putters 3699, 0.13% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,800,000	4,800,000
Series Putters 3898, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,500,000	3,500,000
Series 1997 B, 0.1% 5/7/15 (Liquidity Facility TD Banknorth, NA), VRDN (a)	2,000,000	2,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2001 C, 0.13% 5/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	$ 2,000,000	$ 2,000,000
Series 2006 A, 0.12% 5/1/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	6,100,000	6,100,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 1996 F, 0.1% 5/7/15, VRDN (a)	1,000,000	1,000,000
Series 2005 I, 0.1% 5/7/15, VRDN (a)	1,450,000	1,450,000
Series 2005 J2, 0.13% 5/1/15, VRDN (a)	2,900,000	2,900,000
(Baystate Health Sys. Proj.) Series 2009 J1, 0.13% 5/7/15, LOC JPMorgan Chase Bank, VRDN (a)	6,000,000	6,000,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.12% 5/1/15, LOC Wells Fargo Bank NA, VRDN (a)	1,415,000	1,415,000
(Children's Hosp. Proj.):
Series 2010 N3, 0.1% 5/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,500,000	2,500,000
Series 2010 N4, 0.12% 5/1/15, LOC Wells Fargo Bank NA, VRDN (a)	16,600,000	16,600,000
(Dana-Farber Cancer Institute Proj.) Series 2008 L1, 0.09% 5/7/15, LOC JPMorgan Chase Bank, VRDN (a)	8,350,000	8,350,000
(Fairview Extended Care Proj.) Series B, 0.17% 5/7/15, LOC Bank of America NA, VRDN (a)	2,200,000	2,200,000
(Henry Heywood Memorial Hosp. Proj.) Series 2008 C, 0.13% 5/1/15, LOC TD Banknorth, NA, VRDN (a)	1,000,000	1,000,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.11% 5/7/15, VRDN (a)	15,000,000	15,000,000
Series 2001 J2, 0.11% 5/7/15, VRDN (a)	12,925,000	12,925,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.16% 5/7/15, LOC JPMorgan Chase Bank, VRDN (a)	9,100,000	9,100,000
(Wellesley College Proj.):
Series B, 0.1% 5/7/15, VRDN (a)	1,600,000	1,600,000
Series I, 0.11% 5/7/15, VRDN (a)	3,635,000	3,635,000
(Williams College Proj.) Series J, 0.1% 5/7/15, VRDN (a)	500,000	500,000
Participating VRDN:
Series BA 08 3503, 0.16% 5/7/15 (Liquidity Facility Bank of America NA) (a)(d)	5,550,000	5,550,000
Series BBT 08 54, 0.11% 5/7/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,300,000	6,300,000
Series BC 10 20W, 0.13% 5/7/15 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,550,000	2,550,000
Series Putters 3163, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,655,000	5,655,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN: - continued
Series Putters 3529, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 10,000,000	$ 10,000,000
Series Putters 3530, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,495,000	4,495,000
Series Putters 3650, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,200,000	3,200,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2009 A, 0.07% 5/7/15, LOC Bank of New York, New York, VRDN (a)	2,000,000	2,000,000
Massachusetts Indl. Fin. Agcy. Rev.:
(Governor Dummer Academy Proj.) Series 1996, 0.12% 5/7/15, LOC TD Banknorth, NA, VRDN (a)	800,000	800,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.11% 5/7/15, LOC TD Banknorth, NA, VRDN (a)	3,255,000	3,255,000
Massachusetts Port Auth. Rev. Series 2008 A, 0.12% 5/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,500,000	4,500,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (a)(d)	1,000,000	1,000,000
Series EGL 14 0011, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (a)(d)	18,100,000	18,100,000
Series EGL 14 0012, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (a)(d)	8,200,000	8,200,000
Series EGL 14 0045, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (a)(d)	16,800,000	16,800,000
Series Putters 1920, 0.13% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,985,000	7,985,000
Series Putters 3691, 0.13% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,425,000	1,425,000
Series Putters 4420, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	600,000	600,000
Series RBC O 72, 0.11% 5/7/15 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,000,000	1,000,000
Series ROC II R 14021, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (a)(d)	1,500,000	1,500,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 1999 B, 0.08% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,500,000	5,500,000
		413,955,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - 0.6%
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.15% 5/1/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 1,700,000	$ 1,700,000
Series Putters 4462, 0.15% 5/1/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,300,000	1,300,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.27% 5/7/15, VRDN (a)	1,400,000	1,400,000
		4,400,000
Pennsylvania - 0.3%
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.31% 5/7/15, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,105,000	2,105,000
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.22% 5/7/15, LOC Citizens Bank of Pennsylvania, VRDN (a)	200,000	200,000
		2,305,000
Texas - 0.2%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.4% 5/1/15, VRDN (a)	200,000	200,000
Series 2009 A, 0.4% 5/1/15, VRDN (a)	300,000	300,000
Series 2010 B, 0.4% 5/1/15, VRDN (a)	300,000	300,000
Series 2010 C, 0.4% 5/1/15, VRDN (a)	150,000	150,000
		950,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $431,210,000)		431,210,000
Other Municipal Debt - 27.4%

Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.17%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada) (a)	2,600,000	2,600,000
Massachusetts - 27.0%
Auburn Gen. Oblig. BAN 1.25% 9/15/15	1,200,000	1,205,036
Beverly Gen. Oblig. BAN 1.25% 4/23/16	1,000,000	1,010,241
Cambridge Gen. Oblig. Bonds Series 2013, 3% 2/15/16	1,900,000	1,942,141
Concord & Carlisle Reg'l. School District BAN 1.5% 3/16/16	2,000,000	2,023,030
Danvers Gen. Oblig. BAN 1% 8/21/15	1,500,000	1,503,690
Gloucester Gen. Oblig. BAN 1% 8/14/15	1,800,000	1,804,600
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Harvard Gen. Oblig. BAN 1% 6/25/15	$ 2,587,000	$ 2,590,306
Hingham Gen. Oblig. BAN Series 2014, 0.75% 5/22/15	5,200,000	5,201,897
Marblehead Gen. Oblig. BAN 1% 8/7/15	1,700,000	1,704,055
Marlborough Gen. Oblig. BAN 0.75% 6/19/15	2,100,000	2,101,801
Marshfield Gen. Oblig. BAN 1% 7/29/15	3,373,000	3,380,139
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series 2004 C, 5.5% 7/1/15	2,200,000	2,219,722
Massachusetts Clean Wtr. Trust Bonds:
Series 2004 A, 5.25% 8/1/15	125,000	126,541
Series 2012 B, 4% 8/1/15	1,000,000	1,009,786
Series 2014, 5% 8/1/15	3,900,000	3,947,952
Series 9, 5.5% 8/1/15	300,000	303,902
Massachusetts Dev. Fin. Agcy. Series 5, 0.09% 8/6/15, LOC TD Banknorth, NA, CP	900,000	900,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series R1, 5% 7/1/15	1,400,000	1,411,437
Series 1, 0.08% 7/16/15, LOC JPMorgan Chase Bank, CP	1,400,000	1,400,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2002 C, 5.5% 11/1/15	400,000	410,386
Series 2004 B, 5.25% 8/1/15	1,060,000	1,073,489
Series 2004 C, 3.85% 8/1/15	1,400,000	1,413,214
Series 2005 B, 5% 8/1/15	3,135,000	3,173,633
Series 2005 C:
4.3% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	1,100,000	1,115,437
5% 9/1/15	350,000	355,478
5% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	1,970,000	2,001,654
5% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	1,625,000	1,651,489
Series 2008 A, 5% 9/1/15	1,250,000	1,270,431
Series 2010 C:
4% 12/1/15	300,000	306,597
5% 12/1/15	1,190,000	1,223,202
Series 2011 B, 4% 7/1/15	1,400,000	1,408,945
Series 2014 C, 1.25% 8/1/15	5,600,000	5,615,936
Series 2014 D, 0.08% 2/1/16 (a)	2,000,000	2,000,043
RAN Series 2014 C, 1.5% 6/25/15	32,900,000	32,968,633
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.05% tender 5/7/15, CP mode	1,900,000	1,900,000
0.06% tender 7/6/15, CP mode	1,700,000	1,700,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Partners HealthCare Sys., Inc. Proj.): - continued
Series 2008 H1: - continued
0.06% tender 7/7/15, CP mode	$ 1,200,000	$ 1,200,000
0.07% tender 8/4/15, CP mode	1,500,000	1,500,000
0.07% tender 8/6/15, CP mode	1,900,000	1,900,000
Series 2008 H2:
0.06% tender 6/16/15, CP mode	1,700,000	1,700,000
0.06% tender 7/8/15, CP mode	1,400,000	1,400,000
0.07% tender 8/3/15, CP mode	1,900,000	1,900,000
0.07% tender 9/3/15, CP mode	1,900,000	1,900,000
Series 2010 A, 5% 10/1/15	1,400,000	1,427,382
Series EE:
0.04% 5/1/15, CP	2,900,000	2,900,000
0.04% 5/4/15, CP	2,181,000	2,181,000
0.04% 5/4/15, CP	1,500,000	1,500,000
0.04% 5/6/15, CP	2,500,000	2,500,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.28% tender 6/2/15, CP mode	1,500,000	1,500,000
Series 1993 B, 0.4% tender 6/4/15, CP mode	2,000,000	2,000,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Bonds:
(Nuclear #4 Proj.) Series 2012 A, 5% 7/1/15	1,000,000	1,008,070
(Nuclear #5 Proj.) Series 2012 A, 5% 7/1/15	575,000	579,569
(Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	1,600,000	1,612,866
Massachusetts Port Auth. Rev. Series 2012 A:
0.04% 5/4/15, LOC TD Banknorth, NA, CP	1,600,000	1,600,000
0.07% 5/7/15, LOC TD Banknorth, NA, CP	1,900,000	1,900,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds:
Series 2009 A, 5% 5/15/15	1,100,000	1,102,017
Series 2015 A, 5% 1/15/16	10,000,000	10,346,352
Series A, 0.05% 6/3/15, LOC Bank of America NA, CP	2,100,000	2,100,000
Series B, 0.06% 7/13/15, LOC Citibank NA, CP	2,400,000	2,400,000
Series C:
0.04% 5/12/15, LOC Barclays Bank PLC, CP	1,900,000	1,900,000
0.05% 6/9/15, LOC Barclays Bank PLC, CP	1,900,000	1,900,000
Massachusetts Spl. Oblig. Rev. Bonds Series 2002 A, 5.5% 6/1/15	5,435,000	5,459,761
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds Series 2014 D, 5% 8/1/15	1,075,000	1,088,152
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 1999:
0.09% 8/6/15, LOC State Street Bank & Trust Co., Boston, CP	$ 2,200,000	$ 2,200,000
0.1% 5/5/15, LOC State Street Bank & Trust Co., Boston, CP	1,500,000	1,500,000
Milford Gen. Oblig. BAN 0.75% 5/15/15	1,400,000	1,400,338
Peabody Gen. Oblig. BAN 1.25% 3/24/16	1,900,000	1,918,353
Pittsfield Gen. Oblig. BAN 1.25% 4/1/16	1,500,000	1,514,568
Plymouth Gen. Oblig.:
BAN 1% 5/7/15	2,027,800	2,028,093
Bonds Series 2011, 5% 5/1/15	1,750,000	1,750,000
Quincy Gen. Oblig.:
BAN 1.25% 1/22/16	2,900,000	2,923,206
Bonds Series 2014, 2.5% 6/1/15	1,245,000	1,247,437
Revere Gen. Oblig. BAN 1.25% 4/15/16	1,600,000	1,616,185
Shrewsbury Gen. Oblig. Bonds 4% 8/15/15	1,625,000	1,643,187
Somerville Gen. Oblig. BAN 0.75% 6/12/15	2,800,000	2,802,026
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Bonds Series 2008 2, 5% 5/1/15	1,000,000	1,000,000
Univ. of Massachusetts Bldg. Auth. Rev. Series A1, 0.07% 5/7/15, LOC State Street Bank & Trust Co., Boston, CP	2,000,000	2,000,000
Westborough Gen. Oblig. BAN 1% 8/14/15	1,600,000	1,604,089
Westfield Gen. Oblig. BAN 1.25% 4/1/16	1,300,000	1,312,865
Winchester Gen. Oblig. BAN 0.5% 7/2/15	4,700,000	4,703,185
Worcester Gen. Oblig.:
BAN 1.25% 12/17/15	1,000,000	1,007,010
Bonds Series 2012, 4% 11/1/15	1,000,000	1,019,076
		189,069,630
TOTAL OTHER MUNICIPAL DEBT (Cost $191,669,630)		191,669,630
Investment Company - 11.2%
	Shares	Value
Fidelity Tax-Free Cash Central Fund, 0.11% (b)(c) (Cost $78,504,684)	78,504,684	$ 78,504,684
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $701,384,314)		701,384,314
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,348,896)
NET ASSETS - 100%		$ 700,035,418
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 5,074
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At April 30, 2015, the cost of investment securities for income tax purposes was $701,384,314.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments April 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Massachusetts
Municipal Income Fund

April 30, 2015

1.800349.111

MFL-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$ 2,740,000	$ 2,828,201
Series 2008, 5.875% 10/1/18	1,900,000	2,047,630
		4,875,831
Massachusetts - 97.7%
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5.25% 7/1/30	5,000,000	5,762,100
Boston Gen. Oblig.:
Series 2007 B, 5% 3/1/21	7,335,000	7,927,375
Series 2012 A:
5% 4/1/21	8,130,000	9,722,098
5% 4/1/22	2,050,000	2,487,511
Series A, 5% 1/1/17	480,000	480,000
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25	1,725,000	1,970,157
5% 11/1/26	1,500,000	1,708,155
5% 11/1/28	2,195,000	2,482,282
Series 2012 A, 4% 11/1/25	2,950,000	3,284,589
Sr. Series A, 5.25% 11/1/19	7,390,000	8,127,522
Braintree Gen. Oblig.:
Series 2009:
5% 5/15/23 (Pre-Refunded to 5/15/19 @ 100)	5,000,000	5,753,400
5% 5/15/24 (Pre-Refunded to 5/15/19 @ 100)	5,050,000	5,810,934
5% 5/15/26	2,300,000	2,843,697
5% 5/15/27	2,000,000	2,465,100
5% 5/15/28	600,000	738,090
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	1,037,870
5% 1/1/24	340,000	406,769
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,425,614
4% 12/1/24	1,360,000	1,520,820
Lowell Gen. Oblig. 5% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	1,347,964
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	441,232
Series 2005 A:
5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,062,254
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Lynn Wtr. & Swr. Commission Gen. Rev.: - continued
Series 2005 A: - continued
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,560,000	$ 1,565,507
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	2,091,696
5% 11/1/21	1,730,000	2,061,762
Martha's Vineyard Land Bank Rev. Series 2006, 5% 5/1/18 (AMBAC Insured)	1,195,000	1,288,891
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21 (Escrowed to Maturity)	410,000	442,952
7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,436,572
Series 1992 B, 6.2% 3/1/16	3,190,000	3,347,139
7% 3/1/21	610,000	740,107
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2008 A, 5.25% 7/1/34	24,750,000	27,648,225
Series 2012 A, 5% 7/1/22	6,110,000	7,430,799
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,157,052
5.25% 7/1/23	3,950,000	4,911,509
Series 2005 A, 5% 7/1/24	16,175,000	19,972,081
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,119,600
Series 2006 A:
5.25% 7/1/29	3,005,000	3,780,050
5.25% 7/1/32	6,745,000	8,457,151
Series 2010 B:
5% 7/1/26	1,000,000	1,164,900
5% 7/1/27	865,000	1,003,919
5% 7/1/28	1,000,000	1,155,260
5% 7/1/30	1,000,000	1,148,350
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,296,255
5% 7/1/30	3,725,000	4,248,698
Massachusetts Clean Wtr. Trust:
(Pool Prog.):
Series 13, 5% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	1,000,000	1,095,820
Series 2004 A:
5.25% 8/1/22	6,525,000	8,051,263
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Clean Wtr. Trust: - continued
Series 2004 A: - continued
5.25% 2/1/24	$ 1,170,000	$ 1,460,687
5.25% 8/1/24	3,780,000	4,749,797
Series 6, 5.25% 8/1/19	30,000	30,111
Series 8:
5% 8/1/17	110,000	110,395
5% 8/1/20	105,000	105,365
Series 14:
5% 8/1/32	5,685,000	6,446,506
5% 8/1/38	8,390,000	9,473,485
Series 18:
5% 2/1/28	3,500,000	4,158,770
5% 2/1/29	6,355,000	7,507,479
Series 2002 A, 5.25% 8/1/20	680,000	682,489
Series 2010 A, 5% 8/1/21	9,000,000	10,670,940
Series 2012 A:
5% 8/1/27	5,900,000	7,034,570
5% 8/1/28	6,570,000	7,784,924
Series 2014, 5% 8/1/25	7,900,000	9,868,443
Series 6, 5.5% 8/1/30	1,310,000	1,314,782
5% 8/1/21	7,520,000	8,799,378
5% 8/1/22	4,290,000	5,006,216
5% 8/1/23	5,000,000	5,809,850
5% 8/1/24	4,215,000	4,873,046
5% 8/1/25	4,965,000	5,729,014
5% 8/1/26	3,205,000	3,691,038
5% 8/1/27	2,460,000	2,825,384
5% 8/1/28	3,480,000	3,981,433
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.) Series 2012 A:
5% 6/1/24	11,880,000	14,057,366
5% 6/1/25	12,940,000	15,287,057
Series 2013 A, 5% 6/1/43	10,000,000	11,214,500
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A:
5% 1/1/17	1,250,000	1,320,400
5% 1/1/18	1,920,000	2,055,974
5% 1/1/19	2,225,000	2,383,331
5% 1/1/20	3,000,000	3,206,280
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/22	11,000,000	12,591,480
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B: - continued
5% 1/1/25	$ 13,340,000	$ 15,135,697
5% 1/1/26	4,210,000	4,764,668
5% 1/1/27	7,000,000	7,902,300
5% 1/1/30	5,000,000	5,677,800
5% 1/1/32	3,495,000	3,896,156
5% 1/1/35	4,230,000	4,747,287
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	3,339,720
5.25% 11/15/41	4,620,000	5,082,832
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2007 A, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165,000	1,278,995
(Boston Univ. Proj.):
Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,161,000
Series U4, 5.7% 10/1/40	3,100,000	3,588,436
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,166,287
5% 10/1/24	1,210,000	1,355,212
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	3,355,000	3,697,478
5.25% 12/1/25	820,000	917,596
5.625% 12/1/30	1,000,000	1,139,770
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,681,425
Series 2008 B, 5% 9/1/22	1,100,000	1,238,402
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	11,887,470
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41	7,000,000	7,827,400
(Tufts Med. Ctr. Proj.) Series I, 6.25% 1/1/27	12,485,000	14,737,294
Series 2008, 5.75% 9/1/25 (Pre-Refunded to 9/1/18 @ 100)	9,500,000	10,967,370
Series 2010 B1, 5% 10/15/40	22,510,000	25,529,266
Series 2010 B2, 5.25% 2/1/34	5,000,000	5,870,800
Series 2011 B, 5% 7/1/41	6,520,000	7,109,864
Series 2011 H:
5.125% 7/1/26	5,500,000	6,048,350
5.5% 7/1/31	7,750,000	8,524,690
Series 2011:
5% 10/1/20	1,215,000	1,388,794
5% 7/1/41	5,000,000	5,452,350
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Series 2011: - continued
5.25% 10/1/41	$ 5,485,000	$ 6,257,507
Series 2012 G:
5% 10/1/23	2,245,000	2,586,734
5% 10/1/24	1,625,000	1,870,278
5% 10/1/25	1,600,000	1,840,480
5% 10/1/26	2,170,000	2,482,306
5% 10/1/27	2,235,000	2,535,473
5% 10/1/28	1,240,000	1,401,250
Series 2012 J, 5% 7/1/42	7,000,000	7,852,180
Series 2012 L, 5% 7/1/36	6,000,000	6,698,280
Series 2013 A:
6.25% 11/15/33 (a)	2,245,000	2,444,356
6.5% 11/15/43 (a)	4,000,000	4,374,600
Series 2013 E:
5% 11/1/38	3,400,000	3,792,904
5% 11/1/43	15,000,000	16,640,100
Series 2013 F:
4% 7/1/32	2,050,000	2,087,085
4% 7/1/43	27,185,000	26,554,580
5% 7/1/27	1,300,000	1,483,781
5% 7/1/37	3,925,000	4,321,857
Series 2013 G, 5% 7/1/44	17,105,000	18,186,549
Series 2013 P, 5% 7/1/43	12,320,000	13,947,472
Series 2013 X, 5% 10/1/48	14,920,000	16,422,892
Series 2013, 5% 7/1/21	1,085,000	1,255,595
Series 2014 A:
5% 3/1/32	1,700,000	1,925,131
5% 3/1/33	1,250,000	1,405,338
5% 3/1/39	4,000,000	4,467,920
5% 3/1/44	15,730,000	17,443,941
Series 2014 F:
5% 7/15/19	250,000	278,638
5% 7/15/20	300,000	335,070
5% 7/15/21	300,000	332,781
5% 7/15/22	400,000	441,596
5% 7/15/23	350,000	385,532
5% 7/15/24	400,000	437,632
5% 7/15/25	550,000	594,061
5% 7/15/26	500,000	535,695
5% 7/15/27	200,000	212,410
5% 7/15/28	320,000	336,669
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Series 2014 F: - continued
5.625% 7/15/36	$ 800,000	$ 892,384
5.75% 7/15/43	4,500,000	5,035,320
Series 2014 M4, 5% 7/1/44	15,000,000	16,516,650
Series 2014 P:
5% 10/1/32	5,000,000	5,734,600
5% 10/1/46	7,080,000	7,954,805
Series 2015 D, 5% 7/1/44	9,975,000	10,688,412
Series 2015 O2:
5% 7/1/27	8,635,000	10,278,586
5% 7/1/29	4,495,000	5,251,104
Series 2015 Q:
5% 8/15/28	1,000,000	1,185,440
5% 8/15/29	1,000,000	1,178,630
5% 8/15/32	1,500,000	1,737,675
5% 8/15/33	1,500,000	1,729,140
5% 8/15/34	1,790,000	2,061,758
5% 8/15/38	1,690,000	1,943,382
Series I, 6.875% 1/1/41	9,540,000	11,296,696
Series L, 5% 7/1/41	4,900,000	5,435,276
5% 3/1/34	4,375,000	4,900,919
5.25% 7/1/25	1,000,000	1,157,130
5.25% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,223,120
5.25% 7/1/26	1,000,000	1,150,140
5.25% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,223,120
5.5% 7/1/44	11,295,000	12,311,211
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds Series 2009, 5.75%, tender 5/1/19 (b)	2,000,000	2,352,540
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/17	3,000,000	3,223,650
5.5% 1/1/22	3,500,000	3,979,535
5.5% 1/1/23 (c)	1,470,000	1,589,849
Series 2010 B:
4.5% 1/1/16 (c)	585,000	597,946
4.8% 1/1/17 (c)	1,780,000	1,885,305
Massachusetts Fed. Hwy. Series 2013 A:
5% 6/15/26	5,000,000	5,913,200
5% 6/15/27	5,000,000	5,888,000
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/20	1,000,000	1,209,420
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2001 D: - continued
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,418,840
Series 2004 A, 5.5% 8/1/30	2,000,000	2,548,340
Series 2006 B:
5.25% 9/1/22	5,360,000	6,606,575
5.25% 9/1/23	9,400,000	11,706,666
Series 2007 A, 0.741% 5/1/37 (b)	20,250,000	18,835,335
Series 2007 C:
5% 8/1/37	36,375,000	39,469,411
5.25% 8/1/21 (Pre-Refunded to 8/1/17 @ 100)	1,080,000	1,189,469
5.25% 8/1/25 (Pre-Refunded to 8/1/17 @ 100)	10,000,000	11,013,600
Series 2008 A:
5% 8/1/22 (Pre-Refunded to 8/1/18 @ 100)	3,685,000	4,152,295
5% 8/1/24 (Pre-Refunded to 8/1/18 @ 100)	7,380,000	8,315,858
Series 2009 A, 5% 3/1/39	17,000,000	18,920,320
Series 2011 A:
5% 4/1/26	5,425,000	6,363,471
5% 4/1/28	5,880,000	6,822,329
Series 2011 B:
5% 8/1/23	5,770,000	6,809,235
5% 8/1/24	1,750,000	2,060,345
5% 8/1/25	1,930,000	2,266,939
Series 2014 E:
5% 9/1/28	10,400,000	12,205,440
5% 9/1/29	7,500,000	8,747,250
5% 9/1/30	5,000,000	5,806,050
5% 9/1/31	8,000,000	9,260,800
Series 2015 A, 4% 5/1/25	19,000,000	21,285,890
Series C, 5.5% 12/1/22	7,800,000	9,740,406
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36	7,500,000	8,535,600
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,061,780
5% 10/1/19	3,290,000	3,609,426
5% 10/1/21	3,270,000	3,594,090
5% 10/1/23	2,000,000	2,199,220
5% 10/1/25	5,950,000	6,533,695
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (d)	6,935,000	6,966,208
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Assured Guaranty Corp. Insured)	$ 2,000,000	$ 2,219,100
5.125% 11/15/35 (Assured Guaranty Corp. Insured)	1,000,000	1,100,010
6% 11/15/28 (Assured Guaranty Corp. Insured)	2,735,000	3,207,608
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,112,630
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	883,632
5.375% 2/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,952,370
5.375% 2/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,218,580
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,682,580
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,621,231
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,119,080
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,118,139
Series 2008 E1:
5% 7/1/28	2,525,000	2,758,714
5.125% 7/1/33	2,000,000	2,168,420
5.125% 7/1/38	4,040,000	4,352,090
5.375% 7/1/21	10,850,000	12,205,274
Series 2008 E2:
5.375% 7/1/23	3,500,000	3,929,065
5.375% 7/1/24	5,015,000	5,618,254
5.375% 7/1/25	3,500,000	3,915,240
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,132,062
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	22,977,600
(Emerson Hosp. Proj.) Series 2005 E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	2,516,500
(Harvard Univ. Proj.) Series 2009 A, 5.5% 11/15/36	1,025,000	1,173,728
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C:
5% 8/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,190,000	$ 5,240,603
5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,046,500
(Massachusetts Institute of Technology Proj.) Series 2008 O, 6% 7/1/36 (Pre-Refunded to 7/1/18 @ 100)	20,500,000	23,738,180
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	600,000	637,068
5% 10/1/17	775,000	849,470
5% 10/1/18	500,000	562,495
5% 10/1/20	2,000,000	2,252,120
5% 10/1/22	1,160,000	1,303,747
5% 10/1/27	3,030,000	3,373,299
5% 10/1/28	1,000,000	1,109,430
5% 10/1/33	5,000,000	5,477,500
Series 2009 Y1:
5% 10/1/17	1,570,000	1,718,098
5% 10/1/19	1,730,000	1,989,569
Series 2009 Y2:
5% 10/1/17	1,145,000	1,253,008
5% 10/1/18	1,215,000	1,366,863
(Partners HealthCare Sys., Inc. Proj.):
Series 2009 I3:
5% 7/1/21	2,300,000	2,642,125
5% 7/1/22	5,000,000	5,739,400
Series 2010 J1, 5% 7/1/39	23,500,000	26,128,475
(South Shore Hosp. Proj.) Series F:
5.625% 7/1/19	145,000	145,280
5.75% 7/1/29	6,370,000	6,379,173
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38 (Pre-Refunded to 8/15/18 @ 100)	4,500,000	5,139,495
Series J, 5.5% 8/15/17	500,000	552,810
(UMass Memorial Proj.) Series 2010 G, 5% 7/1/17	2,215,000	2,375,366
(Williams College Proj.) Series 2006 L:
5% 7/1/17	1,000,000	1,054,290
5% 7/1/18	1,000,000	1,054,290
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	$ 18,995,000	$ 20,746,339
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,992,602
5.375% 6/1/30	8,000,000	9,030,320
(Worcester City Campus Proj.) Series 2007 E:
5% 10/1/17 (Pre-Refunded to 10/1/16 @ 100)	2,130,000	2,265,638
5% 10/1/18 (Pre-Refunded to 10/1/16 @ 100)	1,985,000	2,111,405
5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	1,350,000	1,435,968
5% 10/1/20 (Pre-Refunded to 10/1/16 @ 100)	2,465,000	2,621,971
Series 2005 D:
5.25% 7/1/30	7,000,000	7,009,800
5.375% 7/1/35	2,165,000	2,167,468
5.5% 7/1/40	6,150,000	6,156,642
Series 2007 E, 5% 7/15/32	1,155,000	1,196,927
Series 2008 B2, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,112,630
Series 2008 E2. 5.375% 7/1/21	2,075,000	2,334,188
Series 2010 C:
5% 7/1/30	4,460,000	4,792,493
5.125% 7/1/35	500,000	534,110
Series 2010 H, 5% 7/1/16	1,000,000	1,045,710
Series E, 5% 7/15/27	7,195,000	7,505,896
Massachusetts Port Auth. Rev.:
Series 2007 C:
5% 7/1/17 (FSA Insured) (c)	1,660,000	1,806,445
5% 7/1/27 (FSA Insured) (c)	5,000,000	5,410,850
Series 2010 A:
5% 7/1/34	2,000,000	2,273,560
5% 7/1/40	12,000,000	13,454,640
Series 2012 A:
5% 7/1/37 (c)	2,000,000	2,197,660
5% 7/1/42 (c)	10,300,000	11,256,355
Series 2012 B:
5% 7/1/25	4,150,000	4,891,273
5% 7/1/27	6,570,000	7,649,188
5% 7/1/28	5,030,000	5,824,086
Series 2014 B, 5% 7/1/39 (c)	4,965,000	5,502,858
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 2014 C:
5% 7/1/28	$ 3,000,000	$ 3,534,990
5% 7/1/29	4,205,000	4,914,131
5% 7/1/30	3,000,000	3,482,340
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,615,000	1,735,495
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,075,050
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,560,000	1,680,198
5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,076,600
(BosFuel Proj.) Series 2007, 5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,175,000	5,440,219
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	13,000,000	14,010,880
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/16 (AMBAC Insured) (c)	5,000,000	5,005,300
5.5% 1/1/17 (AMBAC Insured) (c)	5,555,000	5,560,833
5.5% 1/1/18 (AMBAC Insured) (c)	6,000,000	6,005,520
5.5% 1/1/19 (AMBAC Insured) (c)	5,000,000	5,004,450
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2007 A, 5% 8/15/37	6,605,000	7,162,528
Series 2011 B:
5% 10/15/41	25,000,000	27,878,750
5.25% 10/15/35	12,500,000	14,615,250
Series 2012 A:
5% 8/15/23	15,000,000	18,033,300
5% 8/15/24	27,500,000	32,916,950
5% 8/15/25	28,475,000	33,977,794
Series 2012 B:
5% 8/15/27	10,000,000	11,821,600
5% 8/15/28	12,000,000	14,097,840
5% 8/15/30	25,900,000	30,052,288
Series 2013 A, 5% 5/15/43	18,675,000	21,009,935
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,714,622
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Spl. Oblig. Dedicated Tax Rev.: - continued
Series 2005:
5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,500,000	$ 2,858,075
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,236,590
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	5,835,570
Massachusetts Spl. Oblig. Rev. Series 2005 A, 5.5% 6/1/19	10,000,000	11,712,600
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	1,968,728
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	4,077,309
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,241,020
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,161,767
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	1,928,933
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,373,587
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,719,038
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,710,932
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,773,188
Series 2009 A:
5.375% 5/1/34	2,305,000	2,617,950
5.5% 5/1/39	7,000,000	8,010,030
5.5% 5/1/49	3,440,000	3,848,913
5.75% 5/1/49	10,000,000	11,283,300
Series 2009 B:
5% 5/1/35	5,560,000	6,325,556
5% 5/1/40	4,625,000	5,191,840
Series 2012 A:
5% 5/1/36	7,360,000	8,271,978
5% 5/1/41	10,000,000	11,106,000
Series 2012 B:
5% 5/1/29	2,000,000	2,316,020
5% 5/1/30	1,870,000	2,155,119
5% 5/1/37	3,075,000	3,431,393
5% 5/1/43	11,125,000	12,311,481
Series 2014 B:
5% 5/1/39	2,500,000	2,819,950
5% 5/1/44	13,935,000	15,649,423
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev.: - continued
Series 2014 D:
5% 5/1/39	$ 7,575,000	$ 8,656,256
5% 5/1/41	4,515,000	5,155,362
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,478,142
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	3,947,935
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	5,190,955
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	21,488,783
Sr. Series C:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	7,611,384
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	13,094,824
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity)	15,965,000	17,674,532
Series 2002 J, 5.5% 8/1/20	1,000,000	1,206,390
Series 2005 A, 5.25% 8/1/21 (Pre-Refunded to 8/1/17 @ 100)	795,000	876,519
Series 2005, 5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	565,000	622,935
Series 2007 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,142,220
5% 8/1/25 (FSA Insured)	2,000,000	2,143,660
5% 8/1/26 (FSA Insured)	2,000,000	2,137,540
5% 8/1/27 (FSA Insured)	2,000,000	2,136,460
5% 8/1/28 (FSA Insured)	2,000,000	2,135,380
Series 2009 A:
5% 8/1/34	6,350,000	7,136,829
5% 8/1/39	8,360,000	9,316,551
Series 2009 B, 5% 8/1/22	2,540,000	2,930,855
Series 2011 B:
5% 8/1/36	5,000,000	5,643,800
5% 8/1/41	16,000,000	17,769,280
Series 2011 C:
5% 8/1/23	6,070,000	7,199,445
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2011 C: - continued
5% 8/1/24	$ 22,090,000	$ 26,171,569
5% 8/1/25	14,235,000	16,874,454
5.25% 8/1/42	8,425,000	9,619,412
Series 2012 A, 5% 8/1/37	8,000,000	9,123,120
Series 2014 F, 5% 8/1/26	8,790,000	10,592,477
Series J, 5% 8/1/42	100,000	100,277
Monson Gen. Oblig. 5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,003,080
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	1,490,000	1,633,144
5% 4/1/20	1,840,000	2,131,934
5% 4/1/21	1,915,000	2,217,244
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	1,255,000	1,438,230
5% 5/15/25	1,150,000	1,314,496
5% 10/15/17	1,665,000	1,833,082
5% 10/15/19	500,000	579,870
Reading Gen. Oblig. Series 2012:
5% 2/1/20	1,165,000	1,349,082
5% 2/1/22	1,245,000	1,491,485
5% 2/1/23	1,185,000	1,437,725
Revere Gen. Oblig. Series 2009:
5% 4/1/28	515,000	582,285
5% 4/1/39	2,000,000	2,226,700
5.5% 4/1/27	2,510,000	2,898,724
Springfield Gen. Oblig.:
5% 8/1/17	4,485,000	4,796,663
5% 8/1/17 (Pre-Refunded to 2/1/17 @ 100)	515,000	554,320
5% 8/1/18 (FSA Insured)	6,490,000	6,969,092
5% 8/1/18 (Pre-Refunded to 2/1/17 @ 100)	720,000	774,972
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,153,070
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,152,340
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,150,140
Taunton Gen. Oblig. 5% 12/1/17	1,965,000	2,177,888
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
(Bldg. Auth. Proj.) Series 2015 1:
5% 11/1/27	3,500,000	4,234,615
5% 11/1/28	6,000,000	7,198,620
5% 11/1/29	6,230,000	7,437,000
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Univ. of Massachusetts Bldg. Auth. Facilities Rev.: - continued
(Bldg. Auth. Proj.) Series 2015 1: - continued
5% 11/1/30	$ 6,000,000	$ 7,120,560
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,309,672
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	22,178,192
Westfield Gen. Oblig. Series 2014:
5% 3/1/26	2,990,000	3,575,801
5% 3/1/27	2,740,000	3,248,215
Worcester Gen. Oblig. Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	311,138
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	220,832
		2,161,563,082
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	4,000,000	4,605,480
Series 2009 A1, 5% 10/1/39	1,500,000	1,588,275
Series 2009 B, 5% 10/1/25	2,800,000	3,098,648
		9,292,403
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $2,048,112,327)	2,175,731,316
NET OTHER ASSETS (LIABILITIES) - 1.7%	36,763,525
NET ASSETS - 100%	$ 2,212,494,841
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,818,956 or 0.3% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,966,208 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 6,504,545
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $2,047,577,969. Net unrealized appreciation aggregated $128,153,347, of which $132,222,457 related to appreciated investment securities and $4,069,110 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments April 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Massachusetts Municipal Money Market Fund

April 30, 2015

1.800343.111

MFS-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 55.2%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.31% 5/7/15, VRDN (b)(e)	$ 3,500,000	$ 3,500,000
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.32% 5/7/15, VRDN (b)	1,800,000	1,800,000
California - 0.0%
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2006 F2, 0.12% 5/7/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	200,000	200,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.22% 5/7/15, VRDN (b)	4,400,000	4,400,000
Indiana - 0.1%
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.21% 5/7/15, LOC Comerica Bank, VRDN (b)(e)	3,445,000	3,445,000
Kansas - 0.0%
Wichita Indl. Rev. Series VII, 0.23% 5/7/15, LOC Bank of America NA, VRDN (b)(e)	145,000	145,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.3% 5/7/15, VRDN (b)	3,400,000	3,400,000
Massachusetts - 53.6%
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.13% 5/7/15, LOC Bank of America NA, VRDN (b)(e)	1,925,000	1,925,000
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.11% 5/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	19,705,000	19,705,000
Massachusetts Clean Wtr. Trust Participating VRDN:
Series BBT 08 40, 0.11% 5/7/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	15,175,000	15,175,000
Series Clipper 05 36, 0.11% 5/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	9,970,000	9,970,000
Series Clipper 06 11, 0.14% 5/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	34,300,000	34,300,000
Series Putters 3159, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	15,490,000	15,490,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.1% 5/7/15, LOC Citibank NA, VRDN (b)	58,350,000	58,350,000
Series 2010 A3, 0.07% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	56,545,000	56,545,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.23% 5/7/15, LOC Bank of America NA, VRDN (b)(e)	$ 1,200,000	$ 1,200,000
(Monkiewicz Realty Trust Proj.) 0.22% 5/7/15, LOC Bank of America NA, VRDN (b)(e)	2,160,000	2,160,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.13% 5/7/15, LOC Freddie Mac, VRDN (b)(e)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.13% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	38,500,000	38,500,000
(Casco Crossing Proj.) 0.13% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	10,535,000	10,535,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.11% 5/7/15, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(e)	13,700,000	13,700,000
(Tammy Brook Apts. Proj.) Series 2009, 0.11% 5/7/15, LOC Freddie Mac, VRDN (b)	6,200,000	6,200,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.11% 5/7/15, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	1,555,000	1,555,000
(Berkshire School Proj.) Series 2001, 0.12% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	9,485,000	9,485,000
(Boston Univ. Proj.):
Series U-5A, 0.11% 5/7/15, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	35,800,000	35,800,000
Series U-5B, 0.1% 5/7/15, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	29,600,000	29,600,000
Series U-6C, 0.12% 5/1/15, LOC TD Banknorth, NA, VRDN (b)	43,730,000	43,730,000
Series U3, 0.09% 5/7/15, LOC Northern Trust Co., VRDN (b)	29,500,000	29,500,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.11% 5/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	13,545,000	13,545,000
(Clark Univ. Proj.) 0.11% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	34,275,000	34,275,000
(College of the Holy Cross Proj.) Series 2008 A, 0.13% 5/1/15, LOC JPMorgan Chase Bank, VRDN (b)	31,045,000	31,045,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.12% 5/7/15, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	2,165,000	2,165,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.12% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	4,255,000	4,255,000
(ISO New England, Inc. Proj.) Series 2005, 0.11% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	30,940,000	30,940,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.13% 5/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	$ 12,625,000	$ 12,625,000
(Olin College Proj.):
Series 2008 C2, 0.2% 5/1/15, LOC RBS Citizens NA, VRDN (b)	19,300,000	19,300,000
Series 2008 C3, 0.2% 5/1/15, LOC RBS Citizens NA, VRDN (b)	21,065,000	21,065,000
(Partners HealthCare Sys. Proj.):
Series 2011 K2, 0.11% 5/7/15 (Liquidity Facility Barclays Bank PLC), VRDN (b)	40,600,000	40,600,000
Series 2014 M1, 0.11% 5/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	26,100,000	26,100,000
(Seven Hills Foundation and Affiliates Proj.):
Series 2008 A, 0.1% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	8,010,000	8,010,000
Series 2008 B, 0.1% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	4,875,000	4,875,000
(Simmons College Proj.) Series G, 0.1% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	44,560,000	44,560,000
(Smith College Proj.):
Series 2001, 0.11% 5/7/15, VRDN (b)	16,939,000	16,939,000
Series 2002, 0.11% 5/7/15, VRDN (b)	15,359,000	15,359,000
Series 2007, 0.11% 5/7/15 (Liquidity Facility TD Banknorth, NA), VRDN (b)	61,200,000	61,200,000
(Wilber School Apts. Proj.) Series 2008 A, 0.11% 5/7/15, LOC Bank of America NA, VRDN (b)	6,600,000	6,600,000
(Williston Northampton School Proj.) Series 2010, 0.11% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	6,925,000	6,925,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.1% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	23,375,000	23,375,000
(YMCA of Greater Worcester Proj.) Series 2006, 0.12% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	8,990,000	8,990,000
Participating VRDN:
Series MS 3373, 0.12% 5/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	7,100,000	7,100,000
Series MS 3389X, 0.12% 5/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,500,000	2,500,000
Series Putters 3840, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series ROC II R 11999X, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	6,785,000	6,785,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Series 2006:
0.12% 5/7/15, LOC PNC Bank NA, VRDN (b)	$ 14,910,000	$ 14,910,000
0.12% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	4,060,000	4,060,000
Series 2010, 0.11% 5/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	6,810,000	6,810,000
Series 2014 M2, 0.1% 5/7/15, LOC Bank of New York, New York, VRDN (b)	39,200,000	39,200,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.):
Series 2000 A, 0.07% 5/7/15 (Liquidity Facility Citibank NA), VRDN (b)	62,200,000	62,200,000
Series 2000 B, 0.14% 5/1/15 (Liquidity Facility Bank of America NA), VRDN (b)	31,300,000	31,300,000
Participating VRDN:
Series Clipper 07 06, 0.14% 5/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	53,850,000	53,850,000
Series Clipper 07 39, 0.11% 5/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	31,500,000	31,500,000
Series EGL 07 0149, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	45,000,000	45,000,000
Series EGL 14 0046, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	12,235,000	12,235,000
Series Putters 2022, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	35,995,000	35,995,000
Series Putters 2648, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,250,000	9,250,000
Series Putters 3699, 0.13% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,800,000	10,800,000
Series Putters 3896, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,500,000	7,500,000
Series Putters 3898, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000,000	4,000,000
Series Putters 4320, 0.13% 5/1/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	99,095,000	99,095,000
Series 1997 B, 0.1% 5/7/15 (Liquidity Facility TD Banknorth, NA), VRDN (b)	30,490,000	30,490,000
Series 2001 C, 0.13% 5/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	205,100,000	205,100,000
Series 2006 A, 0.12% 5/1/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	104,140,000	104,140,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 1996 F, 0.1% 5/7/15, VRDN (b)	$ 5,300,000	$ 5,300,000
Series 2005 I, 0.1% 5/7/15, VRDN (b)	7,915,000	7,915,000
Series 2005 J1, 0.1% 5/7/15, VRDN (b)	5,500,000	5,500,000
Series 2005 J2, 0.13% 5/1/15, VRDN (b)	6,100,000	6,100,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.13% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	39,000,000	39,000,000
Series 2009 J2, 0.13% 5/1/15, LOC JPMorgan Chase Bank, VRDN (b)	40,150,000	40,150,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.12% 5/1/15, LOC Wells Fargo Bank NA, VRDN (b)	18,350,000	18,350,000
(Boston Univ. Proj.) Series H, 0.07% 5/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	20,020,000	20,020,000
(Children's Hosp. Proj.):
Series 2010 N3, 0.1% 5/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	58,500,000	58,500,000
Series 2010 N4, 0.12% 5/1/15, LOC Wells Fargo Bank NA, VRDN (b)	99,990,000	99,990,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.09% 5/7/15, LOC HSBC Bank U.S.A., NA, LOC JPMorgan Chase Bank, VRDN (b)	10,975,000	10,975,000
(Dana-Farber Cancer Institute Proj.) Series 2008 L1, 0.09% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	63,650,000	63,650,000
(Fairview Extended Care Proj.) Series B, 0.17% 5/7/15, LOC Bank of America NA, VRDN (b)	22,600,000	22,600,000
(Harvard Univ. Proj.):
Series R, 0.11% 5/1/15, VRDN (b)	6,430,000	6,430,000
Series Y, 0.11% 5/7/15, VRDN (b)	70,880,000	70,880,000
(Henry Heywood Memorial Hosp. Proj.):
Series 2008 C, 0.13% 5/1/15, LOC TD Banknorth, NA, VRDN (b)	4,680,000	4,680,000
Series 2009 C, 0.13% 5/1/15, LOC TD Banknorth, NA, VRDN (b)	10,880,000	10,880,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.11% 5/7/15, VRDN (b)	105,950,000	105,950,000
Series 2001 J2, 0.11% 5/7/15, VRDN (b)	48,750,000	48,750,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.16% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)	36,000,000	36,000,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F, 0.11% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	87,530,000	87,530,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Partners HealthCare Sys., Inc. Proj.): - continued
Series D5, 0.13% 5/1/15, VRDN (b)	$ 1,400,000	$ 1,400,000
Series D6, 0.13% 5/1/15, VRDN (b)	5,745,000	5,745,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.09% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	45,660,000	45,660,000
(Stonehill College Proj.) Series 2008 K, 0.13% 5/1/15, LOC JPMorgan Chase Bank, VRDN (b)	40,210,000	40,210,000
(Wellesley College Proj.):
Series B, 0.1% 5/7/15, VRDN (b)	6,600,000	6,600,000
Series I, 0.11% 5/7/15, VRDN (b)	10,040,000	10,040,000
(Williams College Proj.):
Series I, 0.11% 5/7/15, VRDN (b)	22,800,000	22,800,000
Series J, 0.1% 5/7/15, VRDN (b)	30,894,000	30,894,000
Participating VRDN:
Series BA 08 3320, 0.13% 5/7/15 (Liquidity Facility Bank of America NA) (b)(f)	10,000,000	10,000,000
Series BBT 08 54, 0.11% 5/7/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	12,355,000	12,355,000
Series BBT 08 56, 0.11% 5/7/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	18,895,000	18,895,000
Series BC 10 15W, 0.13% 5/7/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	7,185,000	7,185,000
Series BC 10 20W, 0.13% 5/7/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	9,785,000	9,785,000
Series Clipper 07 08, 0.11% 5/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	15,450,000	15,450,000
Series Putters 3104, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,620,000	3,620,000
Series Putters 3529, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	36,660,000	36,660,000
Series Putters 3530, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,000,000	8,000,000
Series Putters 3531, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,495,000	12,495,000
Series Putters 3548, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,925,000	9,925,000
Series Putters 3650, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,800,000	11,800,000
Series ROC II R 11824, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	4,665,000	4,665,000
Series ROC II R 11913, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	5,180,000	5,180,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Series 2009 O-1, 0.11% 5/7/15, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	$ 33,880,000	$ 33,880,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev.:
(Princeton Crossing LP Proj.) Series 1996 A, 0.12% 5/7/15, LOC Fannie Mae, VRDN (b)(e)	20,300,000	20,300,000
Series 2009 A, 0.07% 5/7/15, LOC Bank of New York, New York, VRDN (b)	12,430,000	12,430,000
Series 2013 F, 0.13% 5/7/15, LOC TD Banknorth, NA, VRDN (b)(e)	13,460,000	13,460,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.32% 5/7/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	320,000	320,000
0.12% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	2,900,000	2,900,000
Massachusetts Indl. Fin. Agcy. Rev. (Governor Dummer Academy Proj.) Series 1996, 0.12% 5/7/15, LOC TD Banknorth, NA, VRDN (b)	4,400,000	4,400,000
Massachusetts Port Auth. Rev.:
Series 2008 A, 0.12% 5/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	17,425,000	17,425,000
Series 2010 D, 0.09% 5/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	89,345,000	89,345,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.11% 5/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	24,600,000	24,600,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	68,100,000	68,100,000
Series EGL 07 0032, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	69,300,000	69,300,000
Series EGL 14 0011, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	39,660,000	39,660,000
Series EGL 14 0012, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	42,595,000	42,595,000
Series EGL 14 C031A, 0.12% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	4,125,000	4,125,000
Series MS 30911, 0.12% 5/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,700,000	2,700,000
Series MS 3228X, 0.12% 5/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,500,000	2,500,000
Series Putters 3691, 0.13% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,885,000	2,885,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series Putters 3990, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 3,000,000	$ 3,000,000
Series Putters 4357, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,335,000	3,335,000
Series Putters 4366, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,750,000	3,750,000
Series Putters 4420, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,400,000	4,400,000
Series RBC O 72, 0.11% 5/7/15 (Liquidity Facility Royal Bank of Canada) (b)(f)	10,000,000	10,000,000
Series ROC II R 14021, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	6,000,000	6,000,000
Massachusetts St. Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,300,000	1,300,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series 15 XF0100, 0.12% 5/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	17,550,000	17,550,000
Series EGL 06 0054, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	11,100,000	11,100,000
Series ROC II R 11914, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	10,225,000	10,225,000
Series ROC II R 11968, 0.11% 5/7/15 (Liquidity Facility Citibank NA) (b)(f)	5,185,000	5,185,000
Series 1999 B, 0.08% 5/7/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	46,100,000	46,100,000
Series 2002 C, 0.13% 5/1/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	22,795,000	22,795,000
		3,414,012,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.31% 5/7/15, VRDN (b)(e)	3,400,000	3,400,000
New Jersey - 0.5%
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.15% 5/1/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	13,800,000	13,800,000
Series Putters 4462, 0.15% 5/1/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,200,000	10,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.27% 5/7/15, VRDN (b)	$ 5,800,000	$ 5,800,000
Series 2012 A, 0.26% 5/7/15, VRDN (b)(e)	3,400,000	3,400,000
		33,200,000
New York - 0.3%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2008 B3, 0.13% 5/1/15 (Liquidity Facility Bank of America NA), VRDN (b)	18,040,000	18,040,000
Series 2009 BB2, 0.14% 5/1/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,620,000	3,620,000
		21,660,000
Pennsylvania - 0.0%
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.2% 5/7/15, LOC Citizens Bank of Pennsylvania, VRDN (b)(e)	700,000	700,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.16% 5/1/15, LOC Bank of America NA, VRDN (b)	4,800,000	4,800,000
Texas - 0.4%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.14% 5/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,800,000	5,800,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.4% 5/1/15, VRDN (b)	5,250,000	5,250,000
Series 2004, 0.44% 5/7/15, VRDN (b)(e)	5,400,000	5,400,000
Series 2009 A, 0.4% 5/1/15, VRDN (b)	1,200,000	1,200,000
Series 2010 B, 0.4% 5/1/15, VRDN (b)	2,900,000	2,900,000
Series 2010 D, 0.4% 5/1/15, VRDN (b)	2,300,000	2,300,000
		22,850,000
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 0.28% 5/7/15, VRDN (b)(e)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $3,517,712,000)		3,517,712,000
Other Municipal Debt - 29.0%
	Principal Amount	Value
Florida - 0.0%
Florida Gen. Oblig. Bonds Series PZ 130, 0.06%, tender 5/8/15 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	$ 1,100,000	$ 1,100,000
Massachusetts - 28.9%
Amesbury Gen. Oblig. BAN 1% 9/11/15	7,735,000	7,758,326
Attleboro Gen. Oblig. BAN 1% 3/18/16	1,740,475	1,752,223
Auburn Gen. Oblig. BAN 1.25% 9/15/15	10,015,922	10,057,952
Beverly Gen. Oblig. BAN 1.25% 4/23/16	9,052,000	9,144,703
Boston Gen. Oblig. Bonds:
Series 2007 B, 5% 3/1/16	6,545,000	6,808,773
Series 2014 A, 5% 3/1/16	5,900,000	6,135,759
Series 2015 A, 5% 4/1/16	6,500,000	6,785,352
Series 2015 B, 4% 4/1/16	10,045,000	10,395,791
Series A 2011, 5% 4/1/16	7,115,000	7,428,457
Series A 2013, 5% 3/1/16	1,650,000	1,716,248
Bourne Gen. Oblig. BAN 2% 12/2/15	14,848,798	15,008,510
Burlington Gen. Oblig. BAN 1% 7/24/15	9,330,000	9,349,076
Cambridge Gen. Oblig. Bonds Series 2015 A, 2% 2/15/16	5,585,000	5,667,247
Chicopee Gen. Oblig. BAN 1.25% 11/20/15	4,727,632	4,754,894
Concord & Carlisle Reg'l. School District Bonds:
3% 6/15/15	1,350,000	1,354,749
5% 3/15/16	1,150,000	1,198,133
Danvers Gen. Oblig. BAN 1% 6/26/15	3,400,000	3,404,478
East Bridgewater Massachusetts BAN 1% 9/18/15	5,936,100	5,956,415
Easton Gen. Oblig. BAN 1% 8/21/15	6,633,495	6,650,967
Falmouth Gen. Oblig. BAN 1% 12/18/15	8,125,000	8,167,075
Framingham Gen. Oblig. BAN 1% 12/11/15	10,483,559	10,536,848
Gloucester Gen. Oblig. BAN:
1% 8/14/15	15,000,000	15,038,337
1.25% 2/5/16	2,000,000	2,016,062
Hamilton Gen. Oblig. BAN Series 2014, 1% 5/22/15	5,331,000	5,333,663
Hingham Gen. Oblig. BAN Series 2014, 0.75% 5/22/15	40,330,618	40,345,329
Holden Massachusetts Gen. Oblig.:
BAN 0.75% 6/19/15	10,500,000	10,508,862
Bonds Series 2014, 5% 10/15/15	2,670,000	2,728,692
Lexington Gen. Oblig. Bonds Series 2015, 2% 2/15/16	1,928,000	1,955,672
Marblehead Gen. Oblig. BAN 1% 8/7/15	14,066,205	14,099,758
Marlborough Gen. Oblig. BAN 0.75% 6/19/15	16,420,000	16,434,080
Marshfield Gen. Oblig. BAN 1% 7/29/15	7,629,000	7,645,564
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds:
Series 2004 C, 5.5% 7/1/15	13,965,000	14,091,071
Series 2006 B, 5% 7/1/15	2,620,000	2,641,699
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Clean Wtr. Trust Bonds:
Series 13, 5% 8/1/15	$ 1,605,000	$ 1,624,739
Series 14, 4% 8/1/15	550,000	555,239
Series 16B, 4% 8/1/15	4,525,000	4,568,756
Series 2004 A, 5.25% 8/1/15	7,905,000	8,008,052
Series 2012 B, 4% 8/1/15	10,445,000	10,547,139
Series 2014, 5% 8/1/15	31,835,000	32,226,424
Massachusetts Commonwealth Trans. Fund Rev. Bonds (Accelerated Bridge Prog.) Series 2012 A, 5% 6/1/15	1,250,000	1,255,125
Massachusetts Dev. Fin. Agcy. Series 5, 0.09% 8/6/15, LOC TD Banknorth, NA, CP	8,736,000	8,736,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.35% tender 6/2/15, CP mode (e)	7,200,000	7,200,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
(Partners HealthCare Sys. Proj.) Series K4, 5%, tender 1/14/16 (b)	2,700,000	2,789,193
Series R1, 5% 7/1/15	650,000	655,147
Series WF 10 56C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	19,850,000	19,850,000
Series 1, 0.08% 7/16/15, LOC JPMorgan Chase Bank, CP	12,200,000	12,200,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2002 C, 5.5% 11/1/15	1,750,000	1,796,889
Series 2003 D, 5.5% 10/1/15	3,900,000	3,986,907
Series 2004 A, 5.25% 8/1/15	1,000,000	1,012,904
Series 2004 B, 5.25% 8/1/15	6,695,000	6,781,652
Series 2004 C, 3.85% 8/1/15	13,600,000	13,728,364
Series 2005 C:
4.3% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	10,360,000	10,505,384
5% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	5,000,000	5,081,940
5% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	1,390,000	1,412,885
5% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	865,000	878,852
5.25% 9/1/15 (Pre-Refunded to 9/1/15 @ 100)	4,200,000	4,272,523
Series 2007 B, 5% 11/1/15	1,250,000	1,280,171
Series 2008 A:
4% 8/1/15	1,135,000	1,145,989
5% 9/1/15	1,600,000	1,626,111
Series 2009 A, 5% 3/1/16	2,000,000	2,080,317
Series 2009 B, 5% 7/1/15	1,100,000	1,108,930
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2010 C:
4% 12/1/15	$ 3,340,000	$ 3,413,998
5% 12/1/15	7,775,000	7,996,124
Series 2011 D, 5% 10/1/15	2,000,000	2,040,822
Series 2012 A, 0.56% 9/1/15 (b)	5,000,000	5,000,000
Series 2013 A, 0.4% 2/1/16 (b)	2,000,000	2,001,398
Series 2014 2, 2% 4/1/16	3,000,000	3,049,631
Series 2014 C, 1.25% 8/1/15	47,330,000	47,464,691
Series 2014 D, 0.08% 2/1/16 (b)	56,435,000	56,436,219
RAN Series 2014 C, 1.5% 6/25/15	217,100,000	217,552,594
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.05% tender 5/7/15, CP mode	18,100,000	18,100,000
0.06% tender 7/6/15, CP mode	15,800,000	15,800,000
0.06% tender 7/7/15, CP mode	11,300,000	11,300,000
0.07% tender 8/4/15, CP mode	14,160,000	14,160,000
0.07% tender 8/6/15, CP mode	18,100,000	18,100,000
Series 2008 H2:
0.05% tender 5/6/15, CP mode	14,040,000	14,040,000
0.06% tender 6/16/15, CP mode	16,300,000	16,300,000
0.06% tender 7/8/15, CP mode	12,640,000	12,640,000
0.07% tender 8/3/15, CP mode	17,890,000	17,890,000
0.07% tender 9/3/15, CP mode	17,890,000	17,890,000
Series 2008 R, 4.5% 10/1/15	1,000,000	1,017,869
Series 2009 A, 5% 11/15/15	11,345,000	11,643,893
Series 2010 A, 5% 10/1/15	425,000	433,399
Series 2010 J2, 4% 7/1/15	1,625,000	1,635,474
Series EE:
0.04% 5/1/15, CP	27,300,000	27,300,000
0.04% 5/4/15, CP	20,200,000	20,200,000
0.04% 5/4/15, CP	41,000,000	41,000,000
0.04% 5/5/15, CP	8,000,000	8,000,000
0.04% 5/5/15, CP	27,236,000	27,236,000
0.04% 5/6/15, CP	23,300,000	23,300,000
0.04% 5/18/15, CP	36,104,000	36,104,000
0.04% 6/2/15, CP	26,300,000	26,300,000
0.04% 6/4/15, CP	30,050,000	30,050,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B:
0.35% tender 5/22/15, CP mode	$ 2,000,000	$ 2,000,000
0.4% tender 6/4/15, CP mode	22,350,000	22,350,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Bonds (Nuclear #6 Proj.) Series 2012 A, 5% 7/1/15	1,100,000	1,108,834
Massachusetts Port Auth. Rev.:
Bonds:
Series 2005 C, 5% 7/1/15	1,000,000	1,008,158
Series 2007 C, 5% 7/1/15 (e)	1,000,000	1,008,104
Series 2012 A, 5% 7/1/15 (e)	3,380,000	3,407,139
Series 2014 C, 2% 7/1/15	5,140,000	5,155,947
Series 2012 A:
0.04% 5/4/15, LOC TD Banknorth, NA, CP	15,100,000	15,100,000
0.05% 6/4/15, LOC TD Banknorth, NA, CP	7,000,000	7,000,000
0.07% 5/7/15, LOC TD Banknorth, NA, CP	18,100,000	18,100,000
Series 2012 B:
0.05% 5/4/15, LOC TD Banknorth, NA, CP (e)	7,000,000	7,000,000
0.06% 6/4/15, LOC TD Banknorth, NA, CP (e)	26,000,000	26,000,000
0.08% 5/7/15, LOC TD Banknorth, NA, CP (e)	40,000,000	40,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds:
Series 2009 A, 5% 5/15/15	5,655,000	5,665,576
Series 2011 B, 5% 10/15/15	9,625,000	9,838,233
Series 2015 A, 5% 1/15/16	36,315,000	37,571,317
Series A, 0.05% 6/3/15, LOC Bank of America NA, CP	19,900,000	19,900,000
Series B, 0.06% 7/13/15, LOC Citibank NA, CP	22,600,000	22,600,000
Series C:
0.04% 5/12/15, LOC Barclays Bank PLC, CP	18,100,000	18,100,000
0.05% 6/9/15, LOC Barclays Bank PLC, CP	18,100,000	18,100,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.35% tender 5/28/15, CP mode (e)	1,300,000	1,300,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds:
Series 2005 A, 5.25% 8/1/15	1,800,000	1,823,032
Series Solar 06 86, 0.09%, tender 5/28/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)(g)	21,710,000	21,710,000
Series 1999:
0.09% 8/6/15, LOC State Street Bank & Trust Co., Boston, CP	20,800,000	20,800,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 1999: - continued
0.1% 5/5/15, LOC State Street Bank & Trust Co., Boston, CP	$ 12,500,000	$ 12,500,000
Melrose Gen. Oblig. BAN 1.25% 11/13/15	4,585,000	4,612,034
Milford Gen. Oblig. BAN:
0.75% 5/15/15	10,800,000	10,802,610
1.5% 5/13/16 (a)	6,000,000	6,074,340
Monomoy Reg'l. School District Bonds 2% 9/15/15	1,200,000	1,208,184
Nantucket Gen. Oblig. BAN Series 2014, 1% 6/5/15	4,401,000	4,404,665
Norfolk County BAN 1.25% 3/24/16	5,000,000	5,047,393
Norwood Gen. Oblig. BAN 1% 8/28/15	9,556,000	9,584,466
Oak Bluffs BAN 1% 9/10/15	6,510,000	6,529,710
Peabody Gen. Oblig. BAN 1.25% 3/24/16	17,900,000	18,072,901
Pittsfield Gen. Oblig. BAN 1.25% 4/1/16	13,754,055	13,887,631
Plymouth Gen. Oblig. BAN 1% 5/7/15	16,100,000	16,102,324
Quincy Gen. Oblig.:
BAN:
1% 6/19/15	3,000,000	3,003,497
1% 7/24/15	4,820,000	4,829,855
1.25% 1/22/16	27,100,000	27,316,852
Bonds 4% 8/1/15	1,945,000	1,963,965
Revere Gen. Oblig. BAN 1.25% 4/15/16	14,900,000	15,050,719
Salem Gen. Oblig. BAN 1.25% 12/3/15	10,690,153	10,757,717
Scituate Gen. Oblig. BAN 0.75% 6/30/15	9,043,000	9,053,166
Somerville Gen. Oblig. BAN 0.75% 6/12/15	22,700,000	22,716,423
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Bonds:
Series 2008 2, 5% 5/1/15	240,000	240,000
Series 2013, 3% 11/1/15	2,150,000	2,181,172
Univ. of Massachusetts Bldg. Auth. Rev.:
Bonds Series 2, 5% 11/1/15	930,000	952,597
Series A1, 0.07% 5/7/15, LOC State Street Bank & Trust Co., Boston, CP	18,300,000	18,300,000
Westborough Gen. Oblig. BAN 1% 8/14/15	13,186,000	13,219,702
Westfield Gen. Oblig. BAN 1.25% 4/1/16	11,868,500	11,985,949
Weston Gen. Oblig.:
BAN 1.25% 2/3/16	9,148,298	9,224,804
Bonds Series 2015, 5% 2/1/16	1,257,000	1,302,845
Winchester Gen. Oblig. BAN 0.5% 7/2/15	37,580,715	37,606,185
Worcester Gen. Oblig.:
BAN:
Series 2014 A, 1.5% 12/17/15	4,425,000	4,460,328
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Worcester Gen. Oblig.: - continued
BAN: - continued
1.25% 12/17/15	$ 9,577,000	$ 9,644,130
Bonds Series 2014 A, 2% 11/1/15	4,344,080	4,383,796
		1,838,848,809
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.4% tender 5/7/15, CP mode (e)	4,600,000	4,600,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.35% tender 5/7/15, CP mode	1,100,000	1,100,000
		5,700,000
TOTAL OTHER MUNICIPAL DEBT (Cost $1,845,648,809)		1,845,648,809
Investment Company - 15.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.12% (c)(d) (Cost $982,388,000)	982,388,000	982,388,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $6,345,748,809)		6,345,748,809
NET OTHER ASSETS (LIABILITIES) - 0.4%		23,512,448
NET ASSETS - 100%		$ 6,369,261,257
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,660,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Florida Gen. Oblig. Bonds Series PZ 130, 0.06%, tender 5/8/15 (Liquidity Facility Wells Fargo & Co.)	11/28/12	$ 1,100,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series WF 10 56C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 8/4/11	$ 19,850,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Bonds Series Solar 06 86, 0.09%, tender 5/28/15 (Liquidity Facility U.S. Bank NA, Cincinnati)	1/15/15	$ 21,710,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 69,255
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At April 30, 2015, the cost of investment securities for income tax purposes was $6,345,748,809.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 29, 2015